Non-Current Assets - Intangibles	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Non-Current Assets - Intangibles
NOTE 11.
NON-CURRENT
ASSETS – INTANGIBLES

	Patents A$	Intellectual Property Assets A$	Goodwill A$	Total A$
At June 30, 2018
Cost or fair value	1,915,671	24,786,169	109,962	26,811,802
Accumulated amortization	(1,915,671)	(6,566,976)	—	(8,482,647)

Net book amount	—	18,219,193	109,962	18,329,155

Year ended June 30, 2019
Opening net book amount	—	18,219,193	109,962	18,329,155
Exchange difference	—	481,222	—	481,222
Amortization charge	—	(1,863,652)	—	(1,863,652)

Closing net book amount	—	16,836,763	109,962	16,946,725

At June 30, 2019
Cost or fair value	1,915,671	25,480,543	109,962	27,506,176
Accumulated amortization	(1,915,671)	(8,643,780)	—	(10,559,451)

Net book amount	—	16,836,763	109,962	16,946,725
Year ended June 30, 2020
Opening net book amount	—	16,836,763	109,962	16,946,725
Exchange difference	—	178,458	—	178,458
Amortization charge	—	(1,930,376)	—	(1,930,376)

Closing net book amount	—	15,084,845	109,962	15,194,807

At June 30, 2020
Cost or fair value	1,915,671	25,730,602	109,962	27,756,235
Accumulated amortization	(1,915,671)	(10,645,757)	—	(12,561,428)
Net book amount	—	15,084,845	109,962	15,194,807

(i) Amortization methods and useful lives
The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

•	Patents, trademark and licenses – 13 – 21 years

•	Intellectual property assets – 13 – 14 years